Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Collection Period Start	1-Mar-18	Distribution Date	16-Apr-18
Collection Period End	31-Mar-18	30/360 Days	30
Beg. of Interest Period	15-Mar-18	Actual/360 Days	32
End of Interest Period	16-Apr-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	560,299,919.06	502,889,863.83	0.3610467
Total Securities		1,392,866,550.14	560,299,919.06	502,889,863.83	0.3610467
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.156600%	115,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.490000%	380,000,000.00	223,433,368.92	166,023,313.69	0.4369035
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	57,410,055.23	277,429.77	151.0790927	0.7300783
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	57,410,055.23	434,179.77

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					8,196,196.03
Monthly Interest					2,902,995.54

Total Monthly Payments					11,099,191.57
Interest Rate Cap Payments					0.00

Advances:
Aggregate Monthly Payment Advances					316,505.75
Aggregate Sales Proceeds Advance					21,412,654.42

Total Advances					21,729,160.17
Vehicle Disposition Proceeds:
Reallocation Payments					40,906,711.00
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					11,034,306.65
Excess Wear and Tear and Excess Mileage					427,401.08
Remaining Payoffs					0.00
Net Insurance Proceeds					565,513.16
Residual Value Surplus					919,382.85

Total Collections					86,681,666.48

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		25,529,539.00			1,660
Involuntary Repossession		332,694.00			23
Voluntary Repossession		197,752.00			12
Full Termination		14,837,274.00			1,048
Bankruptcty		9,452.00			1
Insurance Payoff			553,923.92		35
Customer Payoff				244,577.17	15
Grounding Dealer Payoff				7,370,866.29	401
Dealer Purchase				2,053,300.04	97

Total		40,906,711.00	553,923.92	9,668,743.50	3,292

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	32,146	659,630,184.49	7.00000%	560,299,919.06
Total Depreciation Received		(10,046,630.99)		(7,765,864.17)
Principal Amount of Gross Losses	(81)	(1,500,542.97)		(1,301,248.12)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,461)	(26,765,118.97)		(23,007,399.39)
Scheduled Terminations	(1,605)	(28,256,196.60)		(25,335,543.55)

Pool Balance - End of Period	28,999	593,061,694.96		502,889,863.83
Remaining Pool Balance
Lease Payment				68,080,547.63
Residual Value				434,809,316.20

Total				502,889,863.83

III. DISTRIBUTIONS

Total Collections					86,681,666.48
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					86,681,666.48

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	568,139.30
3. Reimbursement of Sales Proceeds Advance	24,261,755.75
4. Servicing Fee:
Servicing Fee Due	466,916.60
Servicing Fee Paid	466,916.60
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	25,296,811.65
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	277,429.77
Class A-3 Notes Monthly Interest Paid	277,429.77
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	434,179.77
Total Note and Certificate Monthly Interest Paid	434,179.77
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	60,950,675.06
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,410,055.23
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	57,410,055.23
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,540,619.83

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	3,540,619.83
Gross Reserve Account Balance	24,433,618.08
Remaining Available Collections Released to Seller	3,540,619.83
Total Ending Reserve Account Balance	20,892,998.25

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.57
Monthly Prepayment Speed			74%
Lifetime Prepayment Speed			86%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,194,760.03
Securitization Value of Defaulted Receivables and Casualty Receivables		1,301,248.12	81
Aggregate Defaulted and Casualty Gain (Loss)		(106,488.09)
Pool Balance at Beginning of Collection Period		560,299,919.06
Net Loss Ratio
Current Collection Period		-0.0190%
Preceding Collection Period		-0.0433%
Second Preceding Collection Period		0.0086%
Third Preceding Collection Period		-0.0206%
Cumulative Net Losses for all Periods		0.2943%	4,099,233.73

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.72%	4,020,083.74	238
61-90 Days Delinquent	0.21%	1,188,664.49	71
91-120 Days Delinquent	0.05%	264,726.88	18
More than 120 Days	0.02%	104,047.31	6

Total Delinquent Receivables:	0.98%	5,577,522.42	333

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.28%	0.30%
Preceding Collection Period		0.34%	0.36%
Second Preceding Collection Period		0.40%	0.41%
Third Preceding Collection Period		0.36%	0.38%
60 Day Delinquent Receivables		1,557,438.68
Delinquency Percentage		0.28%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		40,366,813.00	2,708
Securitization Value		42,266,583.19	2,708

Aggregate Residual Gain (Loss)		(1,899,770.19)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		356,197,041.39	25,079
Cumulative Securitization Value		375,867,345.11	25,079

Cumulative Residual Gain (Loss)		(19,670,303.72)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			33,815,872.01
Reimbursement of Outstanding Advance			24,261,755.75
Additional Advances for current period			21,412,654.42

Ending Balance of Residual Advance			30,966,770.68

Beginning Balance of Payment Advance			1,241,066.09
Reimbursement of Outstanding Payment Advance			568,139.30
Additional Payment Advances for current period			316,505.75

Ending Balance of Payment Advance			989,432.54

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO